UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  028-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

 /s/   David Ward     New York, NY/USA     July 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $167,551 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     1931    29340 SH       SOLE                    29340        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104     9925   269700 SH       SOLE                   269700        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     2746   134000 SH       SOLE                   134000        0        0
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107     1726   147400 SH       SOLE                   147400        0        0
BANCORP INC DEL                COM              05969A105     1958   187323 SH       SOLE                   187323        0        0
BB&T CORP                      COM              054937107     1610    60000 SH       SOLE                    60000        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     4164   173000 SH       SOLE                   173000        0        0
CAPITALSOURCE INC              COM              14055X102     2703   419000 SH       SOLE                   419000        0        0
CHINA ZENIX AUTO INTL LTD      ADS              16951E104     2599   499800 SH       SOLE                   499800        0        0
CIT GROUP INC                  COM NEW          125581801     1770    40000 SH       SOLE                    40000        0        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109     1215  1760000 SH       SOLE                  1760000        0        0
CNINSURE INC                   SPONSORED ADR    18976M103      950    64500 SH       SOLE                    64500        0        0
COWEN GROUP INC NEW            CL A             223622101     7614  2024948 SH       SOLE                  2024948        0        0
EAST WEST BANCORP INC          COM              27579R104     1523    75336 SH       SOLE                    75336        0        0
FIRST CTZNS BANCSHARES INC N   CL A             31946M103      749     4000 SH       SOLE                     4000        0        0
FLAGSTAR BANCORP INC           COM NEW          337930507     1161   975500 SH       SOLE                   975500        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    10115    76000 SH       SOLE                    76000        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2665   253297 SH       SOLE                   253297        0        0
INTERVEST BANCSHARES CORP      CL A             460927106     2345   766500 SH       SOLE                   766500        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     1043    44300 SH       SOLE                    44300        0        0
JPMORGAN CHASE & CO            COM              46625H100     6444   157400 SH       SOLE                   157400        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     7727   787708 SH       SOLE                   787708        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106     1552   140863 SH       SOLE                   140863        0        0
MF GLOBAL HLDGS LTD            COM              55277J108     1006   130000 SH       SOLE                   130000        0        0
MGIC INVT CORP WIS             COM              552848103     2231   374900 SH       SOLE                   374900        0        0
NELNET INC                     CL A             64031N108     5740   260200 SH       SOLE                   260200        0        0
OCWEN FINL CORP                COM NEW          675746309     9386   735585 SH       SOLE                   735585        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     3609   280000 SH       SOLE                   280000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     6617   111000 SH       SOLE                   111000        0        0
POPULAR INC                    COM              733174106    10065  3646778 SH       SOLE                  3646778        0        0
PRESIDENTIAL LIFE CORP         COM              740884101     1878   179900 SH       SOLE                   179900        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    14731   960900 SH  PUT  SOLE                   960900        0        0
SLM CORP                       COM              78442P106     2101   125000 SH       SOLE                   125000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    13197   100000 SH  PUT  SOLE                   100000        0        0
THL CR INC                     COM              872438106     1170    89974 SH       SOLE                    89974        0        0
UMPQUA HLDGS CORP              COM              904214103     1512   130711 SH       SOLE                   130711        0        0
WELLS FARGO & CO NEW           COM              949746101     8962   319400 SH       SOLE                   319400        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     3068   159373 SH       SOLE                   159373        0        0
WILSHIRE BANCORP INC           COM              97186T108     5145  1750000 SH       SOLE                  1750000        0        0
XENITH BANKSHARES INC          COM              98410X105      898   218974 SH       SOLE                   218974        0        0